Related Party Transactions (Details) - USD ($)		6 Months Ended
	Nov. 10, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Related Party Transactions
Due from related parties		$ 46,795,000		$ 51,431,000
Prior service cost and periodic cost		715,000	$ 886,000
Due to executive officers		22,856,000		39,759,000
Manager
Related Party Transactions
Related Party Transaction, Annual Management Fee	$ 2,000,000.0
Related Party Transaction, Annual Management Fee, Shares	100,000
Daily vessel management fees for vessels on bareboat charter	$ 475
Daily vessel management fees for vessels on time charter	$ 950
Management fee on gross freight, charter hire, ballast bonus and demurrage (as a percent)	1.25%
Management fee based on the contract price of any vessel bought or sold (as a percent)	1.00%
Supervision fee per newbuilding vessel payable	$ 850,000	850,000
Amount capitalized		3,100,000		700,000
Supervision fees for vessels capitalized		2,100,000		3,000,000.0
Due from related parties		46,800,000		51,400,000
Manager | General and administrative expenses
Related Party Transactions
Management fees		13,900,000	10,500,000
Manager | Voyage expenses
Related Party Transactions
Commissions		5,900,000	5,700,000
Executive officer
Related Party Transactions
Prior service cost and periodic cost		700,000	$ 900,000
Other long-term liabilities | Executive officer
Related Party Transactions
Advances related to a defined benefit executive retirement plan		13,500,000		13,300,000
Accounts payable | Executive officer
Related Party Transactions
Due to executive officers		$ 100,000		$ 0